Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and bank balances	$ 6,101	$ 5,828
Cash equivalents	24,959	34,449
Total	$ 31,060	$ 40,277